Average Annual Total Returns{- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2035 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2035 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2035 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2035 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2035 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2035 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	16.66%	11.91%	[1]	15.12%	10.43%	[1]	10.58%	8.87%	[1]	18.40%	13.87%	[1]	15.59%	11.34%	[1]

[1]	(a)From August 31, 2018